Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Strategic Income Portfolio
March 31, 2023
VIPSI-NPRT1-0523
1.799886.119
Corporate Bonds - 38.9%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
New Cotai LLC 5% 2/24/27 (b)		294,912	533,172

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		119,924	655,361
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		208,674	1,140,362
			1,795,723
TOTAL CONVERTIBLE BONDS			2,328,895
Nonconvertible Bonds - 38.8%
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.0%
Altice France SA:
5.125% 7/15/29(d)		3,835,000	2,885,838
5.5% 1/15/28(d)		1,190,000	960,925
5.5% 10/15/29(d)		2,810,000	2,147,461
8.125% 2/1/27(d)		370,000	342,509
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		2,745,000	2,456,775
Cablevision Lightpath LLC:
3.875% 9/15/27(d)		325,000	261,537
5.625% 9/15/28(d)		220,000	151,811
Cogent Communications Group, Inc. 7% 6/15/27 (d)		280,000	277,620
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		210,000	154,980
Frontier Communications Holdings LLC:
5% 5/1/28(d)		1,165,000	1,010,940
5.875% 10/15/27(d)		620,000	563,642
8.75% 5/15/30(d)		280,000	278,883
IHS Holding Ltd. 5.625% 11/29/26 (d)		415,000	347,251
Level 3 Financing, Inc. 3.75% 7/15/29 (d)		1,140,000	607,802
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		605,000	405,350
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.:
4.75% 4/30/27(d)		280,000	239,211
6% 2/15/28(d)		235,000	173,874
Qtel International Finance Ltd.:
2.625% 4/8/31(d)		460,000	397,843
5% 10/19/25(d)		230,000	230,762
Qwest Corp. 7.25% 9/15/25		35,000	32,672
Sable International Finance Ltd. 5.75% 9/7/27 (d)		1,467,000	1,366,877
Sprint Capital Corp.:
6.875% 11/15/28		5,882,000	6,320,385
8.75% 3/15/32		1,346,000	1,640,774
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		570,000	519,270
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		600,000	552,000
Virgin Media Finance PLC 5% 7/15/30 (d)		1,385,000	1,144,744
Windstream Escrow LLC 7.75% 8/15/28 (d)		2,470,000	2,022,856
Zayo Group Holdings, Inc. 4% 3/1/27 (d)		900,000	684,000
			28,178,592
Entertainment - 0.1%
Roblox Corp. 3.875% 5/1/30 (d)		1,160,000	994,700

Interactive Media & Services - 0.1%
Baidu, Inc.:
1.72% 4/9/26		460,000	416,042
2.375% 10/9/30		270,000	224,864
Tencent Holdings Ltd.:
1.81% 1/26/26(d)		240,000	219,870
2.39% 6/3/30(d)		295,000	249,889
2.88% 4/22/31(d)		200,000	172,522
3.975% 4/11/29(d)		180,000	170,046
			1,453,233
Media - 3.1%
Altice Financing SA:
5% 1/15/28(d)		2,415,000	1,963,878
5.75% 8/15/29(d)		1,190,000	946,050
Block Communications, Inc. 4.875% 3/1/28 (d)		410,000	354,274
Cable Onda SA 4.5% 1/30/30 (d)		1,020,000	835,380
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(d)		1,005,000	821,748
4.5% 8/15/30(d)		4,690,000	3,963,050
4.5% 5/1/32		665,000	543,850
4.75% 3/1/30(d)		4,810,000	4,167,360
5% 2/1/28(d)		335,000	309,038
5.375% 6/1/29(d)		4,800,000	4,407,600
5.5% 5/1/26(d)		1,225,000	1,191,313
6.375% 9/1/29(d)		595,000	568,225
7.375% 3/1/31(d)		1,480,000	1,456,875
Clear Channel International BV 6.625% 8/1/25 (d)		965,000	939,025
Clear Channel Outdoor Holdings, Inc. 7.5% 6/1/29 (d)		570,000	405,099
CSC Holdings LLC:
3.375% 2/15/31(d)		860,000	594,819
4.5% 11/15/31(d)		1,600,000	1,153,616
5.375% 2/1/28(d)		2,505,000	2,052,250
6.5% 2/1/29(d)		1,905,000	1,568,177
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)(e)		2,455,000	135,025
DISH DBS Corp. 5.75% 12/1/28 (d)		685,000	511,181
DISH Network Corp. 11.75% 11/15/27 (d)		1,495,000	1,450,150
Gannett Holdings LLC 6% 11/1/26 (d)		400,000	336,000
Gray Escrow II, Inc. 5.375% 11/15/31 (d)		805,000	534,520
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(d)		1,370,000	1,154,047
6.75% 10/15/27(d)		544,000	506,921
Nexstar Broadcasting, Inc.:
4.75% 11/1/28(d)		1,335,000	1,187,309
5.625% 7/15/27(d)		1,275,000	1,178,139
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (d)		945,000	739,463
Scripps Escrow II, Inc. 3.875% 1/15/29 (d)		165,000	129,469
Sirius XM Radio, Inc.:
3.875% 9/1/31(d)		570,000	443,175
4% 7/15/28(d)		580,000	498,185
5% 8/1/27(d)		485,000	454,062
Townsquare Media, Inc. 6.875% 2/1/26 (d)		325,000	307,453
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		1,500,000	641,415
Univision Communications, Inc.:
4.5% 5/1/29(d)		570,000	478,800
7.375% 6/30/30(d)		1,420,000	1,342,525
Videotron Ltd. 5.125% 4/15/27 (d)		615,000	593,610
VTR Finance BV 6.375% 7/15/28 (d)		320,000	129,660
VZ Secured Financing BV 5% 1/15/32 (d)		1,105,000	896,531
Ziggo Bond Co. BV:
5.125% 2/28/30(d)		315,000	253,277
6% 1/15/27(d)		635,000	585,857
Ziggo BV 4.875% 1/15/30 (d)		430,000	366,575
			43,094,976
Wireless Telecommunication Services - 0.4%
AXIAN Telecom 7.375% 2/16/27 (d)		525,000	472,927
Bharti Airtel International BV 5.35% 5/20/24 (d)		594,000	593,727
CT Trust 5.125% 2/3/32 (d)		720,000	599,616
Digicel Group Ltd. 6.75% 3/1/23 (d)		270,000	54,000
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		1,160,000	1,063,407
Millicom International Cellular SA 4.5% 4/27/31 (d)		530,000	422,013
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(d)		170,000	165,569
6.5% 10/13/26(d)		315,000	312,598
Sprint Corp. 7.625% 3/1/26		540,000	571,039
VimpelCom Holdings BV 7.25% 12/26/23 (d)		445,000	429,425
VTR Comunicaciones SpA:
4.375% 4/15/29(d)		210,000	129,255
5.125% 1/15/28(d)		620,000	378,898
			5,192,474
TOTAL COMMUNICATION SERVICES			78,913,975

CONSUMER DISCRETIONARY - 4.9%
Auto Components - 0.2%
Adient Global Holdings Ltd. 7% 4/15/28 (d)		300,000	308,406
Allison Transmission, Inc. 5.875% 6/1/29 (d)		420,000	408,860
Dana, Inc. 4.5% 2/15/32		410,000	323,455
Exide Technologies:
11% 10/31/24 pay-in-kind(b)(d)(e)(f)		384,000	0
11% 10/31/24 pay-in-kind(b)(d)(e)(f)		185,848	83,632
Hertz Corp.:
4.625% 12/1/26(d)		230,000	208,265
5% 12/1/29(d)		450,000	372,699
5.5% 10/15/24(b)(d)(e)		650,000	14,625
6% 1/15/28(b)(d)(e)		575,000	33,781
6.25% 12/31/49(b)(e)		670,000	838
7.125% 8/1/26(b)(d)(e)		620,000	49,600
Metalsa SA de CV 3.75% 5/4/31 (d)		455,000	340,022
Nesco Holdings II, Inc. 5.5% 4/15/29 (d)		715,000	646,846
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (d)		250,000	166,000
			2,957,029
Automobiles - 0.2%
Ford Motor Co.:
3.25% 2/12/32		1,255,000	986,657
6.1% 8/19/32		595,000	574,679
McLaren Finance PLC 7.5% 8/1/26 (d)		390,000	320,775
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (d)(f)(g)		1,395,000	1,375,986
			3,258,097
Broadline Retail - 0.3%
Alibaba Group Holding Ltd. 2.125% 2/9/31		300,000	246,549
Angi Group LLC 3.875% 8/15/28 (d)		335,000	254,513
JD.com, Inc. 3.375% 1/14/30		850,000	768,719
Macy's Retail Holdings LLC:
5.875% 3/15/30(d)		290,000	257,375
6.125% 3/15/32(d)		280,000	246,481
Millennium Escrow Corp. 6.625% 8/1/26 (d)		570,000	370,500
Prosus NV:
2.031% 8/3/32 (Reg. S)	EUR	210,000	162,268
3.061% 7/13/31(d)		385,000	301,575
3.68% 1/21/30(d)		370,000	313,344
4.027% 8/3/50(d)		595,000	387,048
4.193% 1/19/32(d)		205,000	173,007
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		630,000	476,280
			3,957,659
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		420,000	398,475
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		1,130,000	1,096,312
Service Corp. International 4% 5/15/31		570,000	501,600
Sotheby's 7.375% 10/15/27 (d)		295,000	279,049
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (d)		430,000	356,607
TKC Holdings, Inc. 6.875% 5/15/28 (d)		635,000	536,080
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		475,000	449,469
			3,617,592
Hotels, Restaurants & Leisure - 3.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(d)		570,000	530,100
4% 10/15/30(d)		2,320,000	1,989,400
4.375% 1/15/28(d)		560,000	516,964
Affinity Gaming LLC 6.875% 12/15/27 (d)		250,000	223,005
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (d)		270,000	241,532
Boyd Gaming Corp. 4.75% 6/15/31 (d)		715,000	649,363
Caesars Entertainment, Inc.:
4.625% 10/15/29(d)		835,000	730,208
6.25% 7/1/25(d)		2,520,000	2,520,118
7% 2/15/30(d)		905,000	920,838
8.125% 7/1/27(d)		3,360,000	3,427,200
Caesars Resort Collection LLC 5.75% 7/1/25 (d)		840,000	840,180
Carnival Corp.:
4% 8/1/28(d)		1,455,000	1,251,944
7.625% 3/1/26(d)		1,070,000	976,953
9.875% 8/1/27(d)		1,000,000	1,028,150
10.5% 2/1/26(d)		730,000	759,901
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (d)		885,000	952,048
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (d)		280,000	270,435
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(d)		1,175,000	1,031,298
6.75% 1/15/30(d)		1,600,000	1,316,368
Garden SpinCo Corp. 8.625% 7/20/30 (d)		260,000	277,791
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		595,000	460,493
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(d)		330,000	295,350
4% 5/1/31(d)		500,000	437,850
4.875% 1/15/30		975,000	933,914
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		435,000	429,093
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		395,000	345,102
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	1,824,000	2,030,940
Meituan:
2.125% 10/28/25(d)		510,000	465,263
3.05% 10/28/30(d)		335,000	268,134
Melco Resorts Finance Ltd.:
5.25% 4/26/26(d)		475,000	428,096
5.75% 7/21/28(d)		270,000	232,470
Merlin Entertainments PLC 5.75% 6/15/26 (d)		395,000	374,618
MGM Resorts International:
4.75% 10/15/28		665,000	619,084
6.75% 5/1/25		1,485,000	1,496,570
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,000,000	924,875
NCL Corp. Ltd. 5.875% 2/15/27 (d)		550,000	516,852
Papa John's International, Inc. 3.875% 9/15/29 (d)		255,000	221,309
Premier Entertainment Sub LLC:
5.625% 9/1/29(d)		1,020,000	752,872
5.875% 9/1/31(d)		575,000	413,339
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(d)		415,000	369,641
7.25% 1/15/30(d)		300,000	301,875
8.25% 1/15/29(d)		2,295,000	2,397,828
9.25% 1/15/29(d)		1,725,000	1,825,171
11.5% 6/1/25(d)		1,329,000	1,412,063
11.625% 8/15/27(d)		595,000	638,759
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (d)		560,000	505,467
Station Casinos LLC 4.625% 12/1/31 (d)		410,000	346,245
Studio City Finance Ltd. 5% 1/15/29 (d)		320,000	243,200
Vail Resorts, Inc. 6.25% 5/15/25 (d)		380,000	380,889
Viking Cruises Ltd. 13% 5/15/25 (d)		570,000	602,063
Voc Escrow Ltd. 5% 2/15/28 (d)		545,000	483,688
Yum! Brands, Inc. 4.625% 1/31/32		590,000	548,700
			42,155,609
Household Durables - 0.3%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (d)		410,000	337,582
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (d)		405,000	305,431
Century Communities, Inc. 3.875% 8/15/29 (d)		420,000	360,150
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (d)		65,000	64,539
Tempur Sealy International, Inc.:
3.875% 10/15/31(d)		735,000	613,725
4% 4/15/29(d)		790,000	695,026
TopBuild Corp. 3.625% 3/15/29 (d)		305,000	260,867
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		780,000	776,100
TRI Pointe Homes, Inc. 5.7% 6/15/28		865,000	832,303
			4,245,723
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (d)		415,000	343,491
Asbury Automotive Group, Inc.:
4.5% 3/1/28		184,000	167,440
4.625% 11/15/29(d)		450,000	402,750
4.75% 3/1/30		184,000	164,680
5% 2/15/32(d)		485,000	424,862
Bath & Body Works, Inc.:
6.625% 10/1/30(d)		925,000	901,764
6.75% 7/1/36		870,000	777,684
7.5% 6/15/29		500,000	510,271
Carvana Co.:
4.875% 9/1/29(d)		1,085,000	442,996
5.875% 10/1/28(d)		70,000	31,137
Foot Locker, Inc. 4% 10/1/29 (d)		280,000	233,590
LBM Acquisition LLC 6.25% 1/15/29 (d)		450,000	344,399
LCM Investments Holdings 4.875% 5/1/29 (d)		310,000	259,346
Michaels Companies, Inc. 5.25% 5/1/28 (d)		685,000	570,910
Victoria's Secret & Co. 4.625% 7/15/29 (d)		1,065,000	862,906
			6,438,226
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(d)		280,000	230,693
4.25% 3/15/29(d)		435,000	381,549
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		240,000	205,964
			818,206
TOTAL CONSUMER DISCRETIONARY			67,448,141

CONSUMER STAPLES - 1.6%
Beverages - 0.1%
Central American Bottling Corp. 5.25% 4/27/29 (d)		465,000	429,555
Heineken NV 4.125% 3/23/35 (Reg. S)	EUR	563,000	624,565
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		315,000	250,129
			1,304,249
Food & Staples Retailing - 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(d)		525,000	456,799
4.625% 1/15/27(d)		1,310,000	1,266,881
4.875% 2/15/30(d)		5,365,000	5,007,611
C&S Group Enterprises LLC 5% 12/15/28 (d)		510,000	393,221
KeHE Distributors LLC / KeHE Finance Corp. 8.625% 10/15/26 (d)		420,000	417,900
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		615,000	566,846
Performance Food Group, Inc.:
4.25% 8/1/29(d)		400,000	359,189
5.5% 10/15/27(d)		475,000	464,370
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (d)		665,000	630,029
United Natural Foods, Inc. 6.75% 10/15/28 (d)		465,000	432,176
			9,995,022
Food Products - 0.7%
Adecoagro SA 6% 9/21/27 (d)		570,000	526,566
Camposol SA 6% 2/3/27 (d)		225,000	122,625
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (d)		375,000	341,719
Darling Ingredients, Inc. 6% 6/15/30 (d)		675,000	672,705
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(d)		555,000	507,825
4.375% 1/31/32(d)		275,000	249,400
MARB BondCo PLC 3.95% 1/29/31 (d)		345,000	261,286
Pilgrim's Pride Corp. 4.25% 4/15/31		1,020,000	899,671
Post Holdings, Inc.:
4.5% 9/15/31(d)		1,215,000	1,069,322
4.625% 4/15/30(d)		3,850,000	3,450,563
5.5% 12/15/29(d)		1,085,000	1,022,432
5.75% 3/1/27(d)		143,000	139,540
Simmons Foods, Inc. 4.625% 3/1/29 (d)		430,000	349,431
TreeHouse Foods, Inc. 4% 9/1/28		220,000	194,444
			9,807,529
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (d)		430,000	351,661

Personal Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (d)		685,000	693,884
Natura Cosmeticos SA 4.125% 5/3/28 (d)		400,000	324,250
			1,018,134
TOTAL CONSUMER STAPLES			22,476,595

ENERGY - 6.7%
Energy Equipment & Services - 0.7%
CGG SA 8.75% 4/1/27 (d)		590,000	491,842
Guara Norte SARL 5.198% 6/15/34 (d)		455,285	392,200
Nabors Industries Ltd.:
7.25% 1/15/26(d)		595,000	562,192
7.5% 1/15/28(d)		510,000	470,680
NuStar Logistics LP 6% 6/1/26		640,000	627,334
Oleoducto Central SA 4% 7/14/27 (d)		900,000	773,888
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		1,185,000	1,201,886
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		400,000	408,500
Summit Midstream Holdings LLC:
5.75% 4/15/25		285,000	237,352
8.5%(d)(h)		415,000	398,400
The Oil and Gas Holding Co.:
7.5% 10/25/27(d)		665,000	678,300
7.625% 11/7/24(d)		855,000	867,825
8.375% 11/7/28(d)		180,000	189,900
Transocean Titan Finance Ltd. 8.375% 2/1/28 (d)		621,000	639,052
Transocean, Inc. 8.75% 2/15/30 (d)		630,000	642,600
Vier Gas Transport GmbH 4.625% 9/26/32 (Reg. S)	EUR	300,000	335,013
			8,916,964
Multi Industry Energy - 0.0%
Enviva Partners LP / Enviva Partners Finance Corp. 6.5% 1/15/26 (d)		595,000	541,450

Oil, Gas & Consumable Fuels - 6.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(d)		430,000	404,690
5.75% 1/15/28(d)		955,000	916,800
Centennial Resource Production LLC 5.875% 7/1/29 (d)		405,000	377,663
Cheniere Energy Partners LP:
3.25% 1/31/32		420,000	346,970
4% 3/1/31		910,000	809,845
Chesapeake Energy Corp.:
5.875% 2/1/29(d)		310,000	295,086
6.75% 4/15/29(d)		440,000	436,814
7% 10/1/24(b)(e)		360,000	0
8% 1/15/25(b)(e)		180,000	0
8% 6/15/27(b)(e)		115,000	0
Citgo Holding, Inc. 9.25% 8/1/24 (d)		2,195,000	2,199,149
Citgo Petroleum Corp.:
6.375% 6/15/26(d)		470,000	458,250
7% 6/15/25(d)		1,340,000	1,322,044
CNX Midstream Partners LP 4.75% 4/15/30 (d)		295,000	253,700
CNX Resources Corp.:
6% 1/15/29(d)		315,000	294,525
7.375% 1/15/31(d)		295,000	290,575
Comstock Resources, Inc.:
5.875% 1/15/30(d)		1,525,000	1,310,200
6.75% 3/1/29(d)		1,030,000	942,491
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.5% 6/15/31 (d)		1,265,000	1,137,045
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(d)		2,960,000	2,851,694
5.75% 4/1/25		250,000	244,122
6% 2/1/29(d)		2,415,000	2,299,056
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (d)		245,000	228,244
CVR Energy, Inc.:
5.25% 2/15/25(d)		895,000	859,132
5.75% 2/15/28(d)		2,320,000	2,128,925
DCP Midstream Operating LP 5.85% 5/21/43 (d)(f)		885,000	864,453
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		1,079,000	1,071,447
DT Midstream, Inc.:
4.125% 6/15/29(d)		430,000	376,982
4.375% 6/15/31(d)		430,000	374,612
Ecopetrol SA:
4.625% 11/2/31		335,000	256,158
8.875% 1/13/33		595,000	600,206
EG Global Finance PLC 8.5% 10/30/25 (d)		855,000	800,297
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		1,345,000	1,148,294
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		880,000	873,400
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		570,000	527,250
Energean PLC 6.5% 4/30/27 (d)		550,000	501,291
Energy Transfer LP 5.5% 6/1/27		860,000	856,078
EnLink Midstream LLC 6.5% 9/1/30 (d)		895,000	905,033
FEL Energy VI SARL 5.75% 12/1/40 (d)		263,326	215,927
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(d)		345,969	297,966
2.625% 3/31/36(d)		1,080,000	885,600
GeoPark Ltd. 5.5% 1/17/27 (d)		465,000	383,625
Hess Midstream Partners LP:
4.25% 2/15/30(d)		460,000	410,826
5.125% 6/15/28(d)		595,000	564,930
5.5% 10/15/30(d)		275,000	255,713
5.625% 2/15/26(d)		795,000	786,971
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (d)		590,000	559,904
Holly Energy Partners LP/Holly Energy Finance Corp.:
5% 2/1/28(d)		400,000	373,430
6.375% 4/15/27(d)		280,000	276,885
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		345,000	339,756
KazMunaiGaz National Co.:
3.5% 4/14/33(d)		335,000	250,413
4.75% 4/24/25(d)		105,000	101,246
5.375% 4/24/30(d)		165,000	146,557
5.75% 4/19/47(d)		170,000	132,175
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		1,610,000	1,380,374
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(d)		605,000	589,119
6.5% 6/30/27 (Reg. S)(d)		90,000	86,175
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,023,907	796,088
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (d)		640,000	562,920
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		210,000	200,550
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		485,000	467,510
MEG Energy Corp. 7.125% 2/1/27 (d)		595,000	606,956
Mesquite Energy, Inc. 7.25% 12/31/49 (b)(d)(e)		1,063,000	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		370,000	337,037
5.625% 5/1/27		305,000	295,172
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S)(e)		655,000	177,996
7.625% 11/8/26(d)		230,000	45,899
New Fortress Energy, Inc.:
6.5% 9/30/26(d)		1,185,000	1,090,200
6.75% 9/15/25(d)		1,365,000	1,313,813
NGPL PipeCo LLC 4.875% 8/15/27 (d)		150,000	145,375
Nostrum Oil & Gas Finance BV:
5% 6/30/26(d)		588,000	432,180
14% 6/30/26 pay-in-kind(d)(f)		811,845	324,738
Occidental Petroleum Corp.:
3.5% 8/15/29		370,000	334,850
5.875% 9/1/25		670,000	675,745
6.2% 3/15/40		350,000	351,890
6.375% 9/1/28		670,000	693,768
6.45% 9/15/36		1,171,000	1,231,225
6.625% 9/1/30		1,340,000	1,411,248
7.2% 3/15/29		240,000	251,954
7.5% 5/1/31		65,000	71,689
Parkland Corp.:
4.5% 10/1/29(d)		440,000	390,958
4.625% 5/1/30(d)		550,000	488,950
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		1,445,000	1,389,180
7.25% 6/15/25		1,145,000	1,136,699
PDC Energy, Inc. 6.125% 9/15/24		100,000	99,500
Petroleos de Venezuela SA:
5.375% 4/12/27(e)		480,000	19,200
6% 5/16/24(d)(e)		585,000	25,155
6% 11/15/26(d)(e)		930,000	37,200
12.75% 12/31/49(d)(e)		110,000	5,225
Petroleos Mexicanos:
4.875% 1/18/24		1,290,000	1,271,295
5.95% 1/28/31		305,000	232,075
6.5% 6/2/41		170,000	113,985
6.625% 6/15/35		1,965,000	1,425,804
6.7% 2/16/32		821,000	650,889
6.75% 9/21/47		798,000	515,708
6.875% 10/16/25		520,000	512,785
6.875% 8/4/26		555,000	524,420
6.95% 1/28/60		780,000	500,273
7.69% 1/23/50		4,073,000	2,853,544
8.625% 12/1/23(f)		250,000	252,188
Petronas Capital Ltd.:
3.404% 4/28/61(d)		500,000	365,094
3.5% 4/21/30(d)		230,000	216,184
Petrorio Luxembourg SARL 6.125% 6/9/26 (d)		230,000	214,406
PT Adaro Indonesia 4.25% 10/31/24 (d)		930,000	883,965
PT Pertamina Persero 4.175% 1/21/50 (d)		240,000	186,110
Qatar Petroleum:
1.375% 9/12/26(d)		1,260,000	1,137,150
2.25% 7/12/31(d)		1,135,000	961,061
3.125% 7/12/41(d)		905,000	704,090
3.3% 7/12/51(d)		930,000	689,246
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		1,365,000	1,247,474
Saudi Arabian Oil Co.:
1.625% 11/24/25(d)		940,000	869,383
3.25% 11/24/50(d)		355,000	245,749
3.5% 4/16/29(d)		1,905,000	1,777,960
3.5% 11/24/70(d)		460,000	309,436
4.25% 4/16/39(d)		1,705,000	1,528,106
Sibur Securities DAC 2.95% 7/8/25 (d)(e)		225,000	154,688
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(d)		355,000	325,130
2.7% 5/13/30(d)		220,000	197,285
SM Energy Co.:
5.625% 6/1/25		330,000	319,967
6.625% 1/15/27		1,125,000	1,080,737
6.75% 9/15/26		250,000	245,165
Southwestern Energy Co.:
5.375% 3/15/30		560,000	526,478
5.7% 1/23/25(i)		14,000	14,007
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		605,000	555,281
4.5% 4/30/30		555,000	501,925
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(d)		30,000	27,431
6% 3/1/27(d)		300,000	283,979
6% 9/1/31(d)		540,000	477,504
7.5% 10/1/25(d)		495,000	494,780
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		625,000	584,803
Teine Energy Ltd. 6.875% 4/15/29 (d)		445,000	407,175
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		650,000	485,875
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	56,707
Tullow Oil PLC:
7% 3/1/25(d)		180,000	105,300
10.25% 5/15/26(d)		991,000	760,593
Unit Corp. 0% 12/1/29 (b)		120,000	0
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		200,000	157,913
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(d)		355,000	320,210
4.125% 8/15/31(d)		355,000	311,896
YPF SA:
8.5% 3/23/25(d)		313,000	289,975
8.75% 4/4/24(d)		1,102,500	1,057,022
			82,941,189
TOTAL ENERGY			92,399,603

FINANCIALS - 4.4%
Banks - 0.9%
Access Bank PLC 6.125% 9/21/26 (d)		600,000	476,175
AIB Group PLC 2.875% 5/30/31 (Reg. S) (f)	EUR	619,000	607,250
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (f)	EUR	400,000	440,320
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		225,000	216,816
Barclays PLC 5.262% 1/29/34 (Reg. S) (f)	EUR	1,872,000	2,061,895
CaixaBank SA 6.25% 2/23/33 (Reg. S) (f)	EUR	2,000,000	2,205,470
Commerzbank AG 6.5% 12/6/32 (Reg. S) (f)	EUR	300,000	321,532
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (f)(g)	EUR	1,125,000	1,271,239
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (f)	EUR	2,203,000	2,341,418
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		225,000	207,464
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (f)	EUR	1,707,000	1,858,050
			12,007,629
Capital Markets - 0.5%
AssuredPartners, Inc.:
5.625% 1/15/29(d)		390,000	336,960
7% 8/15/25(d)		245,000	238,397
Broadstreet Partners, Inc. 5.875% 4/15/29 (d)		725,000	613,154
Coinbase Global, Inc.:
3.375% 10/1/28(d)		405,000	249,913
3.625% 10/1/31(d)		420,000	235,200
Deutsche Bank AG 4% 6/24/32 (Reg. S) (f)	EUR	2,200,000	2,063,775
Hightower Holding LLC 6.75% 4/15/29 (d)		285,000	241,297
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		395,000	353,525
Lions Gate Capital Holdings LLC 5.5% 4/15/29 (d)		445,000	292,588
MSCI, Inc.:
3.25% 8/15/33(d)		420,000	343,959
4% 11/15/29(d)		340,000	310,218
UBS Group AG 4.75% 3/17/32 (Reg. S) (f)	EUR	1,601,000	1,741,295
			7,020,281
Consumer Finance - 1.3%
Ally Financial, Inc.:
8% 11/1/31		823,000	861,347
8% 11/1/31		5,273,000	5,534,437
Ford Motor Credit Co. LLC:
3.375% 11/13/25		1,155,000	1,082,570
4% 11/13/30		2,525,000	2,145,561
5.113% 5/3/29		610,000	572,668
7.35% 11/4/27		1,195,000	1,230,862
OneMain Finance Corp.:
4% 9/15/30		330,000	247,500
5.375% 11/15/29		500,000	420,633
6.625% 1/15/28		385,000	352,972
6.875% 3/15/25		2,580,000	2,500,033
7.125% 3/15/26		3,405,000	3,273,192
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25(d)		500,000	459,469
5.1% 7/16/23(d)		120,000	118,800
			18,800,044
Diversified Financial Services - 0.9%
Altus Midstream LP 5.875% 6/15/30 (d)		425,000	409,063
Compass Group Diversified Holdings LLC 5% 1/15/32 (d)		275,000	222,563
GACI First Investment 5.25% 10/13/32 (Reg. S)		315,000	327,206
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		630,000	541,800
5.25% 5/15/27		2,150,000	2,015,625
6.25% 5/15/26		1,305,000	1,284,218
6.375% 12/15/25		2,785,000	2,735,419
James Hardie International Finance Ltd. 5% 1/15/28 (d)		455,000	426,507
Liberty Costa Rica SR SF 10.875% 1/15/31 (d)		425,000	399,181
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(d)		530,000	477,000
5.5% 4/28/33(d)		300,000	318,338
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		230,000	152,088
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (d)		225,000	211,500
Temasek Financial Ltd. 3.5% 2/15/33 (Reg. S)	EUR	1,605,000	1,737,489
VMED O2 UK Financing I PLC 4.75% 7/15/31 (d)		995,000	852,934
			12,110,931
Financial Services - 0.0%
Block, Inc. 3.5% 6/1/31		570,000	468,113
MGIC Investment Corp. 5.25% 8/15/28		465,000	441,983
			910,096
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(d)		425,000	351,187
7% 11/15/25(d)		1,805,000	1,691,682
10.125% 8/1/26(d)		605,000	601,617
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(d)		665,000	595,634
5.875% 11/1/29(d)		415,000	349,967
6.75% 10/15/27(d)		965,000	895,038
6.75% 4/15/28(d)		600,000	593,250
AmWINS Group, Inc. 4.875% 6/30/29 (d)		415,000	367,275
ASR Nederland NV 7% 12/7/43 (Reg. S) (f)	EUR	2,916,000	3,271,031
HUB International Ltd.:
5.625% 12/1/29(d)		595,000	518,409
7% 5/1/26(d)		595,000	584,771
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	400,000	362,684
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		345,000	326,425
Sampo Oyj 2.5% 9/3/52 (Reg. S) (f)	EUR	222,000	185,481
			10,694,451
TOTAL FINANCIALS			61,543,432

HEALTH CARE - 2.2%
Biotechnology - 0.0%
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		280,000	229,250

Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 11/1/29 (d)		275,000	246,125
Hologic, Inc. 4.625% 2/1/28 (d)		215,000	208,705
			454,830
Health Care Providers & Services - 1.6%
180 Medical, Inc. 3.875% 10/15/29 (d)		300,000	265,262
Cano Health, Inc. 6.25% 10/1/28 (d)		185,000	101,288
Centene Corp.:
4.25% 12/15/27		615,000	592,516
4.625% 12/15/29		2,150,000	2,021,516
Community Health Systems, Inc.:
4.75% 2/15/31(d)		1,150,000	849,011
5.25% 5/15/30(d)		825,000	647,171
5.625% 3/15/27(d)		400,000	351,152
6% 1/15/29(d)		485,000	410,252
6.125% 4/1/30(d)		1,035,000	623,588
8% 3/15/26(d)		3,270,000	3,160,422
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(d)		210,000	165,638
4.625% 6/1/30(d)		1,590,000	1,357,208
HealthEquity, Inc. 4.5% 10/1/29 (d)		295,000	262,098
Horizon Pharma U.S.A., Inc. 5.5% 8/1/27 (d)		650,000	659,750
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		325,000	275,938
Modivcare, Inc. 5.875% 11/15/25 (d)		485,000	464,994
Molina Healthcare, Inc.:
3.875% 11/15/30(d)		640,000	558,411
3.875% 5/15/32(d)		550,000	462,221
4.375% 6/15/28(d)		465,000	432,585
Option Care Health, Inc. 4.375% 10/31/29 (d)		300,000	264,927
Radiology Partners, Inc. 9.25% 2/1/28 (d)		965,000	533,163
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		615,000	465,863
Tenet Healthcare Corp.:
4.625% 7/15/24		126,000	124,289
4.625% 9/1/24		650,000	638,536
4.875% 1/1/26		1,625,000	1,593,085
5.125% 11/1/27		975,000	936,049
6.125% 10/1/28		645,000	618,181
6.125% 6/15/30(d)		1,140,000	1,124,610
6.25% 2/1/27		1,850,000	1,819,272
			21,778,996
Health Care Technology - 0.1%
IQVIA, Inc. 5% 5/15/27 (d)		640,000	628,858

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(d)		525,000	466,072
4% 3/15/31(d)		605,000	529,372
4.25% 5/1/28(d)		185,000	173,139
			1,168,583
Pharmaceuticals - 0.4%
AstraZeneca PLC 3.75% 3/3/32 (Reg. S)	EUR	1,303,000	1,439,229
Bayer AG 5.375% 3/25/82 (Reg. S) (f)	EUR	900,000	894,169
Catalent Pharma Solutions:
3.5% 4/1/30(d)		280,000	246,072
5% 7/15/27(d)		205,000	200,192
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(d)		1,015,000	927,822
5.125% 4/30/31(d)		885,000	785,564
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		555,000	518,052
5.125% 5/9/29		275,000	248,984
7.875% 9/15/29		850,000	890,375
			6,150,459
TOTAL HEALTH CARE			30,410,976

INDUSTRIALS - 5.1%
Aerospace & Defense - 1.7%
Bombardier, Inc.:
6% 2/15/28(d)		280,000	272,651
7.125% 6/15/26(d)		570,000	572,052
7.875% 4/15/27(d)		1,330,000	1,347,128
BWX Technologies, Inc. 4.125% 6/30/28 (d)		630,000	567,258
DAE Funding LLC 1.55% 8/1/24 (d)		650,000	610,188
Embraer Netherlands Finance BV 5.05% 6/15/25		715,000	690,422
Moog, Inc. 4.25% 12/15/27 (d)		185,000	171,195
Rolls-Royce PLC 5.75% 10/15/27 (d)		650,000	647,530
Spirit Aerosystems, Inc. 7.5% 4/15/25 (d)		905,000	905,000
TransDigm UK Holdings PLC 6.875% 5/15/26		1,805,000	1,777,925
TransDigm, Inc.:
4.625% 1/15/29		930,000	826,770
5.5% 11/15/27		7,825,000	7,335,938
6.25% 3/15/26(d)		2,125,000	2,126,934
6.375% 6/15/26		2,060,000	2,013,650
6.75% 8/15/28(d)		2,530,000	2,555,300
7.5% 3/15/27		960,000	957,600
Triumph Group, Inc. 9% 3/15/28 (d)		450,000	450,473
			23,828,014
Air Freight & Logistics - 0.1%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(d)		280,000	222,565
5.125% 8/11/61(d)		205,000	157,953
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (d)		365,000	321,200
Rand Parent LLC 8.5% 2/15/30 (d)		300,000	282,000
			983,718
Airlines - 0.7%
Air Canada 3.875% 8/15/26 (d)		425,000	385,901
Allegiant Travel Co. 7.25% 8/15/27 (d)		445,000	442,998
American Airlines, Inc. 7.25% 2/15/28 (d)		450,000	437,625
Azul Investments LLP:
5.875% 10/26/24(d)		765,000	607,219
7.25% 6/15/26(d)		265,000	174,618
Delta Air Lines, Inc. 7% 5/1/25 (d)		164,000	168,120
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.75% 10/20/28 (d)		2,365,000	2,271,462
Mileage Plus Holdings LLC 6.5% 6/20/27 (d)		1,738,250	1,732,653
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(d)		462,000	463,155
8% 9/20/25(d)		150,000	150,966
United Airlines, Inc.:
4.375% 4/15/26(d)		1,450,000	1,387,234
4.625% 4/15/29(d)		870,000	786,916
			9,008,867
Building Products - 0.1%
Advanced Drain Systems, Inc.:
5% 9/30/27(d)		125,000	118,791
6.375% 6/15/30(d)		280,000	274,354
CP Atlas Buyer, Inc. 7% 12/1/28 (d)		325,000	241,348
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (d)		185,000	156,325
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (d)		420,000	361,200
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		475,000	414,438
			1,566,456
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (d)		365,000	272,458
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(d)		1,032,000	873,330
4.625% 6/1/28(d)		683,000	573,278
Clean Harbors, Inc. 6.375% 2/1/31 (d)		250,000	255,064
CoreCivic, Inc. 8.25% 4/15/26		1,495,000	1,506,930
Covanta Holding Corp.:
4.875% 12/1/29(d)		425,000	378,140
5% 9/1/30		670,000	576,334
GFL Environmental, Inc.:
4% 8/1/28(d)		420,000	381,599
4.75% 6/15/29(d)		575,000	537,108
KAR Auction Services, Inc. 5.125% 6/1/25 (d)		525,000	518,438
Madison IAQ LLC:
4.125% 6/30/28(d)		535,000	462,775
5.875% 6/30/29(d)		425,000	328,313
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (d)		1,780,000	1,650,238
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		335,000	301,772
The Brink's Co. 4.625% 10/15/27 (d)		620,000	584,201
The GEO Group, Inc.:
9.5% 12/31/28(d)		521,000	502,953
10.5% 6/30/28		1,563,000	1,579,174
			11,282,105
Construction & Engineering - 0.4%
AECOM 5.125% 3/15/27		625,000	619,106
Arcosa, Inc. 4.375% 4/15/29 (d)		415,000	369,084
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	1,800,000	2,119,395
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(d)		310,000	318,138
6.51% 2/23/42(d)		305,000	320,498
Pike Corp. 5.5% 9/1/28 (d)		1,415,000	1,238,125
SRS Distribution, Inc.:
4.625% 7/1/28(d)		550,000	488,452
6.125% 7/1/29(d)		230,000	194,053
			5,666,851
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		590,000	533,050

Ground Transportation - 0.0%
XPO, Inc. 6.25% 5/1/25 (d)		515,000	510,654

Industrial Conglomerates - 0.2%
Honeywell International, Inc. 4.125% 11/2/34	EUR	1,762,000	1,936,230
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		445,000	435,299
			2,371,529
Machinery - 0.1%
ATS Automation Tooling System, Inc. 4.125% 12/15/28 (d)		460,000	407,979
Chart Industries, Inc. 7.5% 1/1/30 (d)		790,000	816,244
			1,224,223
Marine - 0.1%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(d)		360,000	348,255
3.75% 4/6/27(d)		570,000	536,619
Seaspan Corp. 5.5% 8/1/29 (d)		425,000	331,425
			1,216,299
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		510,000	475,886
Booz Allen Hamilton, Inc.:
3.875% 9/1/28(d)		620,000	565,775
4% 7/1/29(d)		280,000	252,676
TriNet Group, Inc. 3.5% 3/1/29 (d)		455,000	389,029
			1,683,366
Road & Rail - 0.0%
JSC Georgian Railway 4% 6/17/28 (d)		191,000	162,828

Trading Companies & Distributors - 0.1%
Foundation Building Materials, Inc. 6% 3/1/29 (d)		310,000	245,711
H&E Equipment Services, Inc. 3.875% 12/15/28 (d)		995,000	871,953
			1,117,664
Transportation - 0.6%
Uber Technologies, Inc.:
4.5% 8/15/29(d)		1,260,000	1,148,175
6.25% 1/15/28(d)		545,000	543,638
7.5% 9/15/27(d)		2,950,000	3,041,775
8% 11/1/26(d)		4,260,000	4,367,480
			9,101,068
Transportation Infrastructure - 0.1%
DP World Crescent Ltd.:
3.7495% 1/30/30(d)		425,000	395,250
3.875% 7/18/29 (Reg. S)		315,000	296,750
DP World Ltd. 5.625% 9/25/48 (d)		400,000	386,700
			1,078,700
TOTAL INDUSTRIALS			71,335,392

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.0%
HTA Group Ltd. 7% 12/18/25 (d)		585,000	555,384

Electronic Equipment & Components - 0.1%
Coherent Corp. 5% 12/15/29 (d)		435,000	394,850
TTM Technologies, Inc. 4% 3/1/29 (d)		455,000	395,850
			790,700
IT Services - 0.3%
Acuris Finance U.S. 5% 5/1/28 (d)		430,000	337,550
CA Magnum Holdings 5.375% (d)(h)		955,000	842,788
Camelot Finance SA 4.5% 11/1/26 (d)		570,000	538,650
Gartner, Inc.:
3.625% 6/15/29(d)		405,000	361,384
3.75% 10/1/30(d)		685,000	614,870
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(d)		610,000	527,424
5.25% 12/1/27(d)		500,000	486,558
Rackspace Hosting, Inc. 5.375% 12/1/28 (d)		380,000	145,279
Unisys Corp. 6.875% 11/1/27 (d)		365,000	232,688
			4,087,191
Semiconductors & Semiconductor Equipment - 0.1%
onsemi 3.875% 9/1/28 (d)		690,000	620,798
Synaptics, Inc. 4% 6/15/29 (d)		350,000	301,398
			922,196
Software - 0.6%
Alteryx, Inc. 8.75% 3/15/28 (d)		300,000	301,941
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		690,000	627,038
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (d)		425,000	417,723
Clarivate Science Holdings Corp.:
3.875% 7/1/28(d)		500,000	446,235
4.875% 7/1/29(d)		475,000	429,576
Elastic NV 4.125% 7/15/29 (d)		810,000	691,538
Fair Isaac Corp. 4% 6/15/28 (d)		580,000	537,950
Gen Digital, Inc. 5% 4/15/25 (d)		530,000	520,452
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		575,000	459,235
MicroStrategy, Inc. 6.125% 6/15/28 (d)		995,000	883,063
NCR Corp.:
5% 10/1/28(d)		335,000	294,453
5.25% 10/1/30(d)		335,000	273,487
5.75% 9/1/27(d)		485,000	476,624
6.125% 9/1/29(d)		485,000	478,370
Open Text Corp. 6.9% 12/1/27 (d)		530,000	546,748
Open Text Holdings, Inc.:
4.125% 2/15/30(d)		300,000	257,358
4.125% 12/1/31(d)		245,000	202,125
PTC, Inc.:
3.625% 2/15/25(d)		350,000	337,548
4% 2/15/28(d)		345,000	322,391
			8,503,855
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(d)		485,000	406,430
5.875% 4/24/25 (Reg. S)		200,000	201,038
			607,468
TOTAL INFORMATION TECHNOLOGY			15,466,794

MATERIALS - 3.7%
Chemicals - 1.2%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	954,000	1,039,830
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	1,700,000	1,909,413
Braskem Idesa SAPI:
6.99% 2/20/32(d)		240,000	181,061
7.45% 11/15/29(d)		330,000	262,350
Braskem Netherlands BV 7.25% 2/13/33 (d)		230,000	220,340
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		620,000	552,885
Equate Petrochemical BV:
2.625% 4/28/28(d)		275,000	242,653
4.25% 11/3/26(d)		235,000	227,921
Gpd Companies, Inc. 10.125% 4/1/26 (d)		790,000	718,308
Ingevity Corp. 3.875% 11/1/28 (d)		665,000	569,758
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (d)		205,000	187,477
LSB Industries, Inc. 6.25% 10/15/28 (d)		960,000	854,400
MEGlobal Canada, Inc. 5% 5/18/25 (d)		445,000	439,521
OCP SA:
3.75% 6/23/31(d)		525,000	431,813
4.5% 10/22/25(d)		115,000	111,478
5.625% 4/25/24(d)		670,000	664,121
6.875% 4/25/44(d)		95,000	86,112
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(d)		560,000	463,327
7.125% 10/1/27(d)		300,000	281,700
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(d)		630,000	560,424
2.875% 5/11/31(d)		340,000	267,601
SABIC Capital II BV 4% 10/10/23 (d)		560,000	555,800
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		635,000	574,000
5.875% 3/27/24		690,000	681,720
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (d)		375,000	334,343
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		640,000	584,664
The Chemours Co. LLC:
5.375% 5/15/27		1,700,000	1,574,625
5.75% 11/15/28(d)		995,000	888,266
The Scotts Miracle-Gro Co. 4% 4/1/31		595,000	474,610
W.R. Grace Holding LLC:
5.625% 8/15/29(d)		1,300,000	1,101,750
7.375% 3/1/31(d)		300,000	301,134
			17,343,405
Construction Materials - 0.0%
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (d)		645,000	609,525

Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(d)		300,000	259,803
4% 9/1/29(d)		605,000	473,413
6% 6/15/27(d)		280,000	277,487
BWAY Holding Co. 7.875% 8/15/26 (d)		605,000	605,000
Cascades, Inc.:
5.125% 1/15/26(d)		300,000	281,977
5.375% 1/15/28(d)		300,000	284,922
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(d)		915,000	880,688
8.75% 4/15/30(d)		1,945,000	1,767,499
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,278,583
7.5% 12/15/96		160,000	168,800
Graham Packaging Co., Inc. 7.125% 8/15/28 (d)		365,000	315,648
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		355,000	308,117
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (d)		255,000	219,300
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (d)		300,000	303,347
Trivium Packaging Finance BV 5.5% 8/15/26 (d)		375,000	359,250
			7,783,834
Metals & Mining - 1.8%
Alcoa Nederland Holding BV:
4.125% 3/31/29(d)		775,000	689,959
6.125% 5/15/28(d)		200,000	200,244
Algoma Steel SCA 0% 12/31/23 (b)		102,200	0
Antofagasta PLC:
2.375% 10/14/30(d)		685,000	545,346
5.625% 5/13/32(d)		260,000	254,150
Arconic Corp.:
6% 5/15/25(d)		400,000	400,000
6.125% 2/15/28(d)		875,000	860,744
ATI, Inc.:
4.875% 10/1/29		280,000	254,815
5.125% 10/1/31		245,000	222,950
Celtic Resources Holdings DAC 4.125% 10/9/24 (b)(d)(e)		445,000	56,598
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(d)		465,000	426,699
4.875% 3/1/31(d)		465,000	422,696
5.875% 6/1/27		960,000	950,400
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (d)		245,000	210,133
Compass Minerals International, Inc. 6.75% 12/1/27 (d)		1,305,000	1,242,419
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(d)		105,000	93,338
3.15% 1/14/30(d)		280,000	250,390
3.7% 1/30/50(d)		650,000	485,550
5.125% 2/2/33(d)		290,000	291,323
CSN Resources SA 5.875% 4/8/32 (d)		420,000	342,563
Eldorado Gold Corp. 6.25% 9/1/29 (d)		420,000	389,550
Endeavour Mining PLC 5% 10/14/26 (d)		350,000	290,500
ERO Copper Corp. 6.5% 2/15/30 (d)		415,000	361,309
First Quantum Minerals Ltd.:
6.875% 3/1/26(d)		1,265,000	1,222,543
6.875% 10/15/27(d)		3,000,000	2,902,500
7.5% 4/1/25(d)		1,330,000	1,321,428
FMG Resources Pty Ltd.:
4.375% 4/1/31(d)		445,000	390,265
4.5% 9/15/27(d)		485,000	465,746
5.125% 5/15/24(d)		495,000	489,305
Fresnillo PLC 4.25% 10/2/50 (d)		360,000	269,100
Gcm Mining Corp. 6.875% 8/9/26 (d)		715,000	584,159
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		360,000	332,444
Infrabuild Australia Pty Ltd. 12% 10/1/24 (d)		565,000	540,360
JSW Steel Ltd. 3.95% 4/5/27 (d)		460,000	395,600
Kaiser Aluminum Corp. 4.625% 3/1/28 (d)		595,000	529,563
Metinvest BV 8.5% 4/23/26 (Reg. S)		200,000	122,000
Mineral Resources Ltd.:
8% 11/1/27(d)		280,000	287,972
8.125% 5/1/27(d)		960,000	974,352
8.5% 5/1/30(d)		210,000	215,518
Murray Energy Corp.:
11.25% 12/31/49(b)(d)(e)		490,000	0
12% 4/15/24 pay-in-kind(b)(d)(e)(f)		548,100	0
POSCO:
5.75% 1/17/28(d)		420,000	430,420
5.875% 1/17/33(d)		200,000	212,772
PT Freeport Indonesia:
4.763% 4/14/27(d)		225,000	218,995
5.315% 4/14/32(d)		450,000	423,491
6.2% 4/14/52(d)		265,000	239,160
PT Indonesia Asahan Aluminium Tbk 5.45% 5/15/30 (d)		610,000	598,677
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		200,000	178,582
Stillwater Mining Co.:
4% 11/16/26(d)		580,000	517,650
4.5% 11/16/29(d)		245,000	200,869
TMK Capital SA 4.3% 2/12/27 (Reg. S) (b)(e)		400,000	188,000
VM Holding SA 6.5% 1/18/28 (d)		525,000	510,333
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		465,000	384,148
			24,387,628
Paper & Forest Products - 0.1%
Glatfelter Corp. 4.75% 11/15/29 (d)		415,000	273,997
LABL, Inc. 5.875% 11/1/28 (d)		665,000	590,896
			864,893
TOTAL MATERIALS			50,989,285

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (d)		415,000	356,374
Iron Mountain, Inc.:
4.875% 9/15/29(d)		1,300,000	1,168,329
5% 7/15/28(d)		630,000	586,215
5.25% 7/15/30(d)		585,000	527,484
5.625% 7/15/32(d)		585,000	534,421
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		665,000	442,883
4.625% 8/1/29		970,000	716,588
5% 10/15/27		2,850,000	2,344,125
Prologis International Funding II SA 4.625% 2/21/35 (Reg. S)	EUR	957,000	966,355
SBA Communications Corp. 3.875% 2/15/27		890,000	840,190
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(d)		940,000	726,554
6.5% 2/15/29(d)		1,965,000	1,198,670
10.5% 2/15/28(d)		1,205,000	1,168,850
Uniti Group, Inc. 6% 1/15/30 (d)		695,000	406,575
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(d)		665,000	591,265
4.25% 12/1/26(d)		1,140,000	1,063,638
4.625% 12/1/29(d)		650,000	591,705
			14,230,221
Real Estate Management & Development - 0.2%
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		650,000	581,929
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		850,000	634,313
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (d)		550,000	400,884
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(d)		635,000	586,154
5.875% 6/15/27(d)		495,000	485,610
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (d)		300,000	252,879
			2,941,769
TOTAL REAL ESTATE			17,171,990

UTILITIES - 2.2%
Electric Utilities - 1.4%
Clearway Energy Operating LLC:
3.75% 1/15/32(d)		280,000	232,703
4.75% 3/15/28(d)		365,000	348,575
Comision Federal de Electricid:
3.348% 2/9/31(d)		130,000	102,359
4.688% 5/15/29(d)		565,000	502,426
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	1,200,000	1,227,795
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(f)	EUR	600,000	482,884
5.943% 4/23/83 (Reg. S)(f)	EUR	100,000	106,281
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(d)		590,000	556,997
6.75% 8/6/23(d)		520,000	513,923
7.125% 2/11/25(d)		635,000	620,832
8.45% 8/10/28(d)		240,000	232,800
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		605,000	527,289
Lamar Funding Ltd. 3.958% 5/7/25 (d)		600,000	569,363
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		655,000	551,960
NRG Energy, Inc.:
3.375% 2/15/29(d)		305,000	252,454
3.625% 2/15/31(d)		605,000	485,070
3.875% 2/15/32(d)		645,000	516,000
5.75% 1/15/28		1,665,000	1,632,841
6.625% 1/15/27		315,000	314,320
ORSTED A/S 5.25% 12/8/22 (Reg. S) (f)	EUR	600,000	641,688
Pacific Gas & Electric Co.:
3.75% 8/15/42		555,000	392,934
3.95% 12/1/47		1,691,000	1,202,003
4% 12/1/46		1,023,000	722,072
4.25% 3/15/46		125,000	92,147
4.3% 3/15/45		315,000	236,976
PG&E Corp.:
5% 7/1/28		1,345,000	1,269,344
5.25% 7/1/30		510,000	473,433
Vistra Operations Co. LLC:
4.375% 5/1/29(d)		1,105,000	978,094
5% 7/31/27(d)		1,220,000	1,153,510
5.5% 9/1/26(d)		820,000	796,067
5.625% 2/15/27(d)		1,495,000	1,450,696
			19,185,836
Gas Utilities - 0.1%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		640,000	628,320
Southern Natural Gas Co. LLC:
7.35% 2/15/31		175,000	187,862
8% 3/1/32		335,000	390,182
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (d)		570,000	498,038
			1,704,402
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		370,000	332,075
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		245,000	205,233
Energo-Pro A/S 8.5% 2/4/27 (d)		245,000	233,944
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		1,020,000	620,178
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		485,000	446,139
RWE AG:
2.75% 5/24/30 (Reg. S)	EUR	870,000	876,393
4.125% 2/13/35 (Reg. S)	EUR	971,000	1,028,935
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		445,625	388,808
			4,131,705
Multi-Utilities - 0.2%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(d)		448,000	383,124
4.875% 4/23/30(d)		195,000	198,144
E.ON SE 3.875% 1/12/35 (Reg. S)	EUR	88,000	94,506
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	1,388,000	1,485,103
			2,160,877
Water Utilities - 0.2%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	700,000	678,663
Thames Water Utility Finance PLC:
1.25% 1/31/32 (Reg. S)	EUR	1,477,000	1,236,891
4.375% 1/18/31 (Reg. S)	EUR	1,473,000	1,596,725
			3,512,279
TOTAL UTILITIES			30,695,099

TOTAL NONCONVERTIBLE BONDS			538,851,282
TOTAL CORPORATE BONDS (Cost $590,930,322)			541,180,177

U.S. Government and Government Agency Obligations - 27.4%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae 0.625% 4/22/25	210,000	195,249
Freddie Mac 4% 11/25/24	2,200,000	2,174,451
Tennessee Valley Authority:
5.25% 9/15/39	126,000	134,466
5.375% 4/1/56	302,000	341,330
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,845,496
U.S. Treasury Obligations - 27.1%
U.S. Treasury Bills, yield at date of purchase 4.55% to 4.73% 4/13/23 to 5/18/23 (j)	830,000	826,259
U.S. Treasury Bonds:
2% 8/15/51	16,756,000	11,786,144
2.25% 2/15/52	12,700,000	9,470,430
2.5% 2/15/45	17,524,000	13,982,920
2.875% 5/15/52	6,426,000	5,497,242
3% 5/15/45	1,800,000	1,567,336
3% 2/15/49	13,991,000	12,247,590
3.25% 5/15/42	1,302,000	1,201,146
3.625% 2/15/53	14,552,000	14,447,408
4.75% 2/15/37	8,126,000	9,266,179
6.25% 8/15/23	2,249,000	2,261,651
U.S. Treasury Notes:
0.125% 5/31/23	3,800,000	3,772,284
0.125% 8/15/23	374,000	367,601
0.25% 5/15/24	73,000	69,612
0.25% 9/30/25	1,207,000	1,104,546
0.25% 10/31/25	1,700,000	1,549,988
0.375% 12/31/25	8,019,000	7,309,193
0.375% 1/31/26	2,100,000	1,906,324
0.625% 7/31/26	2,400,000	2,164,875
0.75% 3/31/26	4,704,000	4,303,609
0.75% 8/31/26	3,400,000	3,072,750
0.875% 9/30/26	16,300,000	14,761,688
1% 7/31/28	4,418,000	3,861,608
1.125% 10/31/26	1,700,000	1,550,520
1.125% 8/31/28	47,382,000	41,605,388
1.25% 12/31/26	2,667,000	2,436,138
1.25% 9/30/28	2,930,000	2,585,496
1.375% 8/31/23	500,000	493,145
1.375% 10/31/28	3,514,000	3,117,714
1.5% 2/29/24	29,600,000	28,770,969
1.5% 9/30/24	1,995,000	1,914,187
1.5% 10/31/24	280,000	268,231
1.5% 1/31/27	4,595,000	4,230,272
1.5% 11/30/28	860,000	767,113
1.625% 5/31/23	760,000	756,231
1.625% 9/30/26	4,153,000	3,865,372
1.75% 1/31/29	2,583,000	2,331,662
1.875% 2/28/27	27,200,000	25,379,938
2.125% 7/31/24	9,671,000	9,386,914
2.25% 4/30/24	9,144,000	8,918,258
2.25% 3/31/26	3,329,000	3,183,746
2.5% 1/31/24	630,000	618,483
2.5% 2/28/26	7,215,000	6,950,638
2.5% 3/31/27	900,000	859,570
2.625% 7/31/29	1,400,000	1,324,094
2.75% 2/15/24	20,268,000	19,928,353
2.75% 7/31/27	2,800,000	2,696,531
2.75% 5/31/29	155,000	147,728
2.75% 8/15/32	3,955,000	3,722,026
2.875% 4/30/29	3,300,000	3,168,387
2.875% 5/15/32	4,651,000	4,426,081
3.125% 11/15/28	1,180,000	1,150,316
3.5% 1/31/28	4,190,000	4,168,068
3.5% 2/15/33	3,800,000	3,805,938
3.625% 3/31/30	6,100,000	6,129,070
3.875% 1/15/26	2,390,000	2,390,747
3.875% 11/30/27	850,000	858,832
3.875% 12/31/27	6,700,000	6,771,100
3.875% 11/30/29	3,940,000	4,008,180
4% 2/15/26	2,800,000	2,811,594
4% 10/31/29	1,300,000	1,331,332
4% 2/28/30	504,000	517,309
4.125% 10/31/27	900,000	917,262
4.125% 11/15/32	4,064,000	4,270,375
4.25% 12/31/24	5,800,000	5,805,211
4.375% 10/31/24	1,650,000	1,651,934
4.5% 11/30/24	11,000,000	11,042,969
4.625% 3/15/26	6,980,000	7,139,231
TOTAL U.S. TREASURY OBLIGATIONS		376,971,036
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,030,000	980,756
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $411,270,827)		380,797,288

U.S. Government Agency - Mortgage Securities - 4.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 1.1%
1.5% 11/1/40 to 11/1/41 (k)	4,080,134	3,362,629
2% 2/1/28 to 7/1/35	3,652,031	3,318,942
2.5% 1/1/28 to 12/1/51	4,964,280	4,540,847
3% 11/1/34 to 2/1/52 (j)	1,211,477	1,134,966
3.5% 3/1/52	1,113,250	1,036,312
4% 9/1/52	195,552	187,700
5% 10/1/52 to 12/1/52	1,522,195	1,540,854
TOTAL FANNIE MAE		15,122,250
Freddie Mac - 0.7%
1.5% 12/1/40 to 4/1/41	1,143,032	945,271
2.5% 1/1/28 to 12/1/51	4,219,968	3,896,984
3% 9/1/34	384,217	366,094
3.5% 3/1/50 to 3/1/52 (j)	2,864,462	2,674,788
5% 10/1/52 to 12/1/52 (j)	1,430,092	1,448,134
TOTAL FREDDIE MAC		9,331,271
Ginnie Mae - 0.7%
2% 2/20/51	50,300	42,833
2% 4/1/53 (l)	600,000	509,447
2% 4/1/53 (l)	250,000	212,269
2% 4/1/53 (l)	4,000,000	3,396,310
2% 4/1/53 (l)	3,100,000	2,632,140
2% 5/1/53 (l)	250,000	212,484
2% 5/1/53 (l)	3,750,000	3,187,263
2% 6/1/53 (l)	250,000	212,777
TOTAL GINNIE MAE		10,405,523
Uniform Mortgage Backed Securities - 1.8%
2% 4/1/53 (l)	600,000	495,768
2% 4/1/53 (l)	600,000	495,768
2% 4/1/53 (l)	3,100,000	2,561,470
2% 4/1/53 (l)	3,100,000	2,561,470
2.5% 4/1/38 (l)	600,000	556,430
3% 4/1/53 (l)	800,000	717,375
3% 4/1/53 (l)	500,000	448,360
3% 4/1/53 (l)	500,000	448,360
3% 4/1/53 (l)	500,000	448,360
3% 4/1/53 (l)	500,000	448,360
3% 4/1/53 (l)	800,000	717,375
3% 5/1/53 (l)	500,000	448,731
3% 5/1/53 (l)	500,000	448,731
3.5% 4/1/53 (l)	200,000	185,750
3.5% 4/1/53 (l)	1,975,000	1,834,280
3.5% 4/1/53 (l)	200,000	185,750
3.5% 4/1/53 (l)	1,725,000	1,602,093
3.5% 4/1/53 (l)	250,000	232,187
4% 4/1/53 (l)	600,000	573,797
4% 4/1/53 (l)	1,100,000	1,051,961
4% 4/1/53 (l)	1,300,000	1,243,227
4% 4/1/53 (l)	750,000	717,246
4% 4/1/53 (l)	300,000	286,898
4% 5/1/53 (l)	1,050,000	1,004,555
4% 5/1/53 (l)	1,000,000	956,719
5.5% 5/1/53 (l)	800,000	807,844
5.5% 5/1/53 (l)	2,600,000	2,625,491
5.5% 6/1/53 (l)	1,000,000	1,009,453
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		25,113,809
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $61,213,949)		59,972,853

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
Freddie Mac:
sequential payer:
Series 2015-K049 Class A2, 3.01% 7/25/25	36,000	34,768
Series 2015-K050 Class A2, 3.334% 8/25/25 (f)	1,457,293	1,418,394
Series 2015-K051 Class A2, 3.308% 9/25/25	57,000	55,341
Series 2016-K052 Class A2, 3.151% 11/25/25	2,852,314	2,761,302
Series 2022-150 Class A2, 3.71% 9/25/32	300,000	287,637
Series 2017-K727 Class A2, 2.946% 7/25/24	1,830,577	1,787,208
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	1,731,220	1,678,687
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,021,455)		8,023,337

Foreign Government and Government Agency Obligations - 11.1%
		Principal Amount (a)	Value ($)
Angola Republic:
8.25% 5/9/28 (d)		610,000	542,138
8.75% 4/14/32 (d)		310,000	261,563
9.375% 5/8/48 (d)		175,000	137,375
9.5% 11/12/25 (d)		910,000	899,763
Arab Republic of Egypt:
7.0529% 1/15/32 (d)		30,000	18,634
7.5% 1/31/27 (d)		1,020,000	781,766
7.5% 2/16/61 (d)		355,000	190,657
7.6003% 3/1/29 (d)		370,000	257,104
7.903% 2/21/48 (d)		460,000	253,374
8.5% 1/31/47 (d)		580,000	335,965
8.7002% 3/1/49 (d)		340,000	197,583
Argentine Republic:
0.5% 7/9/30 (i)		6,465,308	1,858,776
1% 7/9/29		738,798	203,539
1.5% 7/9/35 (i)		3,607,241	928,865
3.5% 7/9/41 (i)		1,140,000	317,490
3.875% 1/9/38 (i)		2,032,304	627,855
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	1,600,000	939,727
1.75% 6/21/51 (Reg. S)	AUD	8,595,000	3,698,669
Bahamian Republic 6% 11/21/28 (d)		310,000	234,050
Bahrain Kingdom 5.625% 5/18/34 (d)		155,000	135,238
Barbados Government 6.5% 10/1/29 (d)		594,000	549,190
Bermuda Government:
2.375% 8/20/30 (d)		55,000	46,657
3.375% 8/20/50 (d)		165,000	117,233
3.717% 1/25/27 (d)		645,000	618,515
4.75% 2/15/29 (d)		360,000	357,143
5% 7/15/32 (d)		260,000	260,130
Brazilian Federative Republic:
3.875% 6/12/30		830,000	741,190
7.125% 1/20/37		565,000	615,073
8.25% 1/20/34		1,045,000	1,203,579
Buenos Aires Province 5.25% 9/1/37 (d)(i)		725,000	251,938
Cameroon Republic 5.95% 7/7/32 (d)	EUR	585,000	453,342
Canadian Government:
0.5% 11/1/23	CAD	5,460,000	3,951,353
0.75% 2/1/24	CAD	2,980,000	2,141,058
1.25% 3/1/27	CAD	3,000,000	2,064,795
Chilean Republic:
2.45% 1/31/31		1,355,000	1,168,095
2.75% 1/31/27		310,000	291,652
3.1% 1/22/61		700,000	455,788
3.5% 1/31/34		200,000	177,975
4% 1/31/52		200,000	161,913
4.34% 3/7/42		260,000	228,930
Colombian Republic:
3% 1/30/30		1,025,000	802,575
3.125% 4/15/31		535,000	408,205
3.25% 4/22/32		290,000	215,760
4.125% 5/15/51		220,000	135,960
5% 6/15/45		855,000	598,660
5.2% 5/15/49		650,000	453,903
6.125% 1/18/41		40,000	32,783
7.375% 9/18/37		140,000	134,514
7.5% 2/2/34		250,000	245,375
8% 4/20/33		740,000	758,870
Costa Rican Republic:
5.625% 4/30/43 (d)		285,000	246,935
6.125% 2/19/31 (d)		150,000	148,669
6.55% 4/3/34 (d)		205,000	205,641
7% 4/4/44 (d)		135,000	131,693
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		300,000	105,150
6.825% 7/18/26 (d)(e)		225,000	81,583
7.55% 3/28/30 (d)(e)		235,000	82,221
7.85% 3/14/29 (d)(e)		505,000	176,174
Dominican Republic:
4.5% 1/30/30 (d)		735,000	638,439
4.875% 9/23/32 (d)		860,000	729,280
5.875% 1/30/60 (d)		270,000	204,913
5.95% 1/25/27 (d)		445,000	437,157
6% 7/19/28 (d)		360,000	350,505
6.4% 6/5/49 (d)		340,000	282,901
6.5% 2/15/48 (d)		65,000	54,937
6.5% 2/15/48 (Reg. S)		150,000	126,778
6.85% 1/27/45 (d)		300,000	266,775
6.875% 1/29/26 (d)		790,000	800,023
7.05% 2/3/31 (d)		225,000	226,266
7.45% 4/30/44 (d)		335,000	321,349
Dutch Government 0.5% 7/15/32 (Reg. S) (d)	EUR	10,000	9,003
Ecuador Republic:
2.5% 7/31/35 (d)(i)		705,000	233,223
5.5% 7/31/30 (d)(i)		1,320,000	610,748
El Salvador Republic:
6.375% 1/18/27 (d)		75,000	41,063
7.1246% 1/20/50 (d)		290,000	130,500
7.625% 2/1/41 (d)		90,000	41,400
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		570,000	480,938
3% 9/15/51 (d)		645,000	467,625
3.125% 9/30/49 (d)		1,915,000	1,433,856
3.875% 4/16/50 (d)		620,000	528,550
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		920,000	661,998
5.25% 1/30/43 (Reg. S)		330,000	303,146
Gabonese Republic 7% 11/24/31 (d)		455,000	348,075
Georgia Republic 2.75% 4/22/26 (d)		480,000	426,090
German Federal Republic:
0% 6/16/23 (Reg. S)	EUR	3,730,000	4,022,261
0% 12/15/23(Reg. S)	EUR	2,915,000	3,100,481
0% 2/15/32 (Reg. S)	EUR	770,000	686,423
1.7% 8/15/32(Reg. S)	EUR	30,730,000	31,803,214
1.8% 8/15/53(Reg. S)	EUR	2,500,000	2,384,426
2.3% 2/15/33(Reg. S)	EUR	2,000,000	2,170,742
Ghana Republic:
7.75% 4/7/29 (d)(e)		560,000	191,905
8.627% 6/16/49 (d)(e)		255,000	82,763
10.75% 10/14/30 (d)		360,000	246,443
Guatemalan Republic:
4.9% 6/1/30 (d)		230,000	218,687
5.375% 4/24/32 (d)		380,000	367,603
6.125% 6/1/50 (d)		225,000	212,245
Hungarian Republic:
2.125% 9/22/31 (d)		205,000	157,248
5.25% 6/16/29 (d)		295,000	288,731
5.5% 6/16/34 (d)		305,000	294,325
6.125% 5/22/28 (d)		225,000	230,344
Indonesian Republic:
3.2% 9/23/61		400,000	277,044
3.85% 10/15/30		330,000	314,078
4.1% 4/24/28		490,000	480,292
4.35% 1/11/48		300,000	265,533
4.4% 6/6/27 (d)		345,000	342,882
5.125% 1/15/45 (d)		1,160,000	1,138,378
5.25% 1/17/42 (d)		305,000	303,342
5.95% 1/8/46 (d)		350,000	374,784
6.625% 2/17/37 (d)		220,000	252,474
6.75% 1/15/44 (d)		330,000	384,074
7.75% 1/17/38 (d)		930,000	1,166,162
8.5% 10/12/35 (Reg. S)		875,000	1,135,203
Islamic Republic of Pakistan:
6% 4/8/26 (d)		730,000	262,880
6.875% 12/5/27 (d)		215,000	75,274
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		5,395,000	5,405,486
3.375% 1/15/50		595,000	454,518
Ivory Coast:
5.875% 10/17/31 (d)	EUR	500,000	441,934
6.125% 6/15/33 (d)		400,000	346,000
6.375% 3/3/28 (d)		490,000	468,930
Jamaican Government:
6.75% 4/28/28		255,000	266,204
7.875% 7/28/45		160,000	185,880
Jordanian Kingdom:
4.95% 7/7/25 (d)		575,000	547,975
7.375% 10/10/47 (d)		110,000	92,696
7.75% 1/15/28 (d)		320,000	324,160
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		665,000	546,048
3.45% 2/2/61 (d)		1,120,000	791,210
3.625% 3/4/28 (d)		315,000	302,794
3.75% 1/21/55 (d)		655,000	503,040
4.5% 10/26/46 (d)		640,000	561,720
4.5% 4/22/60 (d)		225,000	196,777
4.625% 10/4/47 (d)		330,000	293,968
5% 1/18/53 (d)		375,000	348,234
Lebanese Republic:
5.8% 12/31/49 (e)		625,000	38,906
6.375% 12/31/49 (e)		810,000	50,423
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (b)(e)		200,000	10,000
5.1% 3/28/35(Reg. S) (b)(e)		600,000	30,000
Moroccan Kingdom 6.5% 9/8/33 (d)		495,000	509,850
Panamanian Republic:
2.252% 9/29/32		400,000	306,200
3.298% 1/19/33		445,000	371,102
3.87% 7/23/60		715,000	466,895
4.5% 5/15/47		250,000	195,516
4.5% 4/16/50		780,000	592,215
6.853% 3/28/54		200,000	205,125
Peruvian Republic:
2.783% 1/23/31		740,000	631,220
3% 1/15/34		440,000	357,858
3.3% 3/11/41		360,000	269,168
Philippine Republic:
2.65% 12/10/45		390,000	267,193
2.95% 5/5/45		160,000	115,418
5% 7/17/33		210,000	213,961
5.5% 1/17/48		200,000	204,272
5.609% 4/13/33		305,000	324,859
5.95% 10/13/47		490,000	527,416
Polish Government:
5.5% 4/4/53		210,000	211,838
5.75% 11/16/32		425,000	453,709
Provincia de Cordoba:
6.875% 12/10/25 (d)		1,051,837	891,432
6.99% 6/1/27 (d)		515,562	378,390
Republic of Armenia 3.6% 2/2/31 (d)		330,000	252,821
Republic of Benin 4.875% 1/19/32 (d)	EUR	275,000	224,666
Republic of Iraq 5.8% 1/15/28 (Reg. S)		187,500	174,645
Republic of Kenya:
6.3% 1/23/34 (d)		165,000	117,150
6.875% 6/24/24 (d)		260,000	240,500
7% 5/22/27 (d)		355,000	299,975
Republic of Nigeria:
6.125% 9/28/28 (d)		795,000	618,113
6.375% 7/12/23 (d)		385,000	379,706
6.5% 11/28/27 (d)		445,000	361,563
7.143% 2/23/30 (d)		360,000	273,600
7.625% 11/21/25 (d)		395,000	357,475
7.696% 2/23/38 (d)		280,000	186,340
8.375% 3/24/29 (d)		130,000	106,925
Republic of Paraguay:
2.739% 1/29/33 (d)		225,000	180,745
4.95% 4/28/31 (d)		480,000	462,540
5.4% 3/30/50 (d)		265,000	227,122
Republic of Senegal 6.25% 5/23/33 (d)		335,000	266,325
Republic of Serbia 2.125% 12/1/30 (d)		675,000	510,806
Republic of Uzbekistan:
3.7% 11/25/30 (d)		270,000	214,194
3.9% 10/19/31 (d)		395,000	313,235
4.75% 2/20/24 (d)		215,000	210,068
Republic of Zambia 8.97% 7/30/27 (d)(e)		335,000	148,238
Romanian Republic:
3% 2/27/27 (d)		470,000	425,938
3% 2/14/31 (d)		600,000	492,750
3.375% 1/28/50 (Reg. S)	EUR	170,000	110,619
3.625% 3/27/32 (d)		470,000	395,388
6.625% 2/17/28 (d)		225,000	233,519
Rwanda Republic 5.5% 8/9/31 (d)		595,000	422,562
South African Republic:
4.85% 9/27/27		285,000	270,038
4.85% 9/30/29		235,000	210,325
5% 10/12/46		395,000	272,550
5.65% 9/27/47		190,000	139,650
5.75% 9/30/49		450,000	329,625
5.875% 4/20/32		280,000	253,750
State of Qatar:
3.75% 4/16/30 (d)		1,875,000	1,830,234
4% 3/14/29 (d)		580,000	575,215
4.4% 4/16/50 (d)		1,450,000	1,337,625
4.625% 6/2/46 (d)		575,000	553,006
4.817% 3/14/49 (d)		1,060,000	1,037,475
5.103% 4/23/48 (d)		620,000	629,300
9.75% 6/15/30 (d)		295,000	393,696
Sultanate of Oman:
4.75% 6/15/26 (d)		230,000	223,862
5.375% 3/8/27 (d)		120,000	118,335
5.625% 1/17/28 (d)		1,465,000	1,460,239
6% 8/1/29 (d)		450,000	451,772
6.25% 1/25/31 (d)		425,000	432,119
6.5% 3/8/47 (d)		195,000	179,888
6.75% 1/17/48 (d)		920,000	870,550
Turkish Republic:
4.25% 4/14/26		830,000	748,038
4.75% 1/26/26		980,000	900,375
4.875% 10/9/26		650,000	586,625
4.875% 4/16/43		815,000	538,919
5.125% 2/17/28		520,000	455,000
5.25% 3/13/30		185,000	152,625
5.75% 5/11/47		965,000	681,531
6% 3/25/27		170,000	156,825
6% 1/14/41		445,000	333,750
6.125% 10/24/28		365,000	328,044
6.625% 2/17/45		695,000	551,656
9.375% 3/14/29		490,000	499,188
9.375% 1/19/33		840,000	854,700
9.875% 1/15/28		1,165,000	1,212,322
Ukraine Government:
0% 8/1/41 (d)(f)		370,000	97,079
6.876% 5/21/31 (d)		170,000	29,155
7.253% 3/15/35 (d)		585,000	99,925
7.375% 9/25/34 (d)		285,000	48,735
7.75% 9/1/24 (d)		566,000	123,565
7.75% 9/1/25 (d)		1,345,000	267,571
7.75% 9/1/26 (d)		1,505,000	271,653
7.75% 9/1/28 (d)		200,000	36,413
7.75% 9/1/29 (d)		110,000	19,958
United Arab Emirates 4.05% 7/7/32 (d)		440,000	438,708
United Mexican States:
2.659% 5/24/31		510,000	426,870
3.25% 4/16/30		620,000	554,435
3.5% 2/12/34		610,000	518,500
3.75% 1/11/28		590,000	568,170
3.75% 4/19/71		1,000,000	665,188
4.5% 4/22/29		345,000	337,583
4.875% 5/19/33		345,000	330,683
5.75% 10/12/2110		840,000	750,383
6.05% 1/11/40		670,000	680,385
6.35% 2/9/35		465,000	494,760
Uruguay Republic 5.1% 6/18/50		675,000	677,025
Venezuelan Republic:
9.25% 9/15/27 (e)		2,395,000	245,488
11.95% 8/5/31 (Reg. S) (e)		1,090,000	111,725
12.75% 12/31/49 (e)		190,000	19,475
Vietnamese Socialist Republic 5.5% 3/12/28		1,677,000	1,604,994
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $171,747,589)			153,921,476

Common Stocks - 3.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.2%
Interactive Media & Services - 0.2%
Alphabet, Inc. Class A (m)	5,900	612,007
Meta Platforms, Inc. Class A (m)	6,200	1,314,028
		1,926,035
Media - 0.0%
iHeartMedia, Inc. (m)	5,655	22,055
Nexstar Broadcasting Group, Inc. Class A	1,000	172,660
		194,715
TOTAL COMMUNICATION SERVICES		2,120,750
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Exide Technologies (b)(m)	2,115	2,115
Exide Technologies (b)(m)	124,905	1
Exide Technologies (b)(m)	84	54,600
UC Holdings, Inc. (b)(m)	33,750	200,138
		256,854
Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc. (m)	200	530,482
Boyd Gaming Corp.	12,300	788,676
Caesars Entertainment, Inc. (m)	31,600	1,542,396
New Cotai LLC/New Cotai Capital Corp. (b)(c)(m)	247,076	168,012
Studio City International Holdings Ltd.:
ADR (d)	10,083	67,119
(NYSE) ADR (m)	11,100	73,888
		3,170,573
Household Durables - 0.1%
Tempur Sealy International, Inc.	27,400	1,082,026
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	5,900	837,151
Lowe's Companies, Inc.	4,300	859,871
Williams-Sonoma, Inc.	2,300	279,818
		1,976,840
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc.	9,300	400,923
TOTAL CONSUMER DISCRETIONARY		6,887,216
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Southeastern Grocers, Inc. (b)(c)(m)	40,826	1,002,687
Food Products - 0.0%
Darling Ingredients, Inc. (m)	4,500	262,800
JBS SA	109,400	385,283
Reddy Ice Holdings, Inc. (b)(m)	2,286	126
		648,209
TOTAL CONSUMER STAPLES		1,650,896
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (m)	5,989	72,108
Forbes Energy Services Ltd. (b)(m)	6,562	0
Halliburton Co.	900	28,476
Jonah Energy Parent LLC (b)(m)	15,708	706,860
Superior Energy Services, Inc. Class A (b)(m)	5,560	358,453
		1,165,897
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (m)	12,900	297,861
California Resources Corp.	44,652	1,719,102
California Resources Corp. warrants 10/27/24 (m)	3,099	26,342
Chaparral Energy, Inc.:
Series A warrants 10/1/24 (b)(m)	13	0
Series B warrants 10/1/25 (b)(m)	13	0
Cheniere Energy, Inc.	8,000	1,260,800
Chesapeake Energy Corp.	11,474	872,483
Chesapeake Energy Corp. (c)(m)	1,691	128,584
Civitas Resources, Inc.	3,070	209,804
Diamondback Energy, Inc.	2,000	270,340
EP Energy Corp. (b)(m)	52,316	341,623
Mesquite Energy, Inc. (b)(m)	15,322	782,932
Nostrum Oil & Gas LP (m)	290,023	31,037
Unit Corp.	2,069	90,312
		6,031,220
TOTAL ENERGY		7,197,117
FINANCIALS - 0.3%
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (b)(m)	314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.	29,100	1,079,028
Diversified Financial Services - 0.0%
Apollo Global Management, Inc.	5,600	353,696
Financial Services - 0.2%
Fiserv, Inc. (m)	6,800	768,604
Global Payments, Inc.	6,400	673,536
MasterCard, Inc. Class A	1,200	436,092
Visa, Inc. Class A	2,800	631,288
		2,509,520
Insurance - 0.0%
Arthur J. Gallagher & Co.	2,000	382,620
TOTAL FINANCIALS		4,324,867
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Humana, Inc.	600	291,276
Tenet Healthcare Corp. (m)	3,700	219,854
UnitedHealth Group, Inc.	1,100	519,849
		1,030,979
Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. (m)	1,100	222,002
IQVIA Holdings, Inc. (m)	4,300	855,227
		1,077,229
TOTAL HEALTH CARE		2,108,208
INDUSTRIALS - 0.2%
Airlines - 0.0%
Delta Air Lines, Inc. (m)	5,200	181,584
Building Products - 0.0%
Builders FirstSource, Inc. (m)	5,100	452,778
Electrical Equipment - 0.1%
Regal Rexnord Corp.	5,200	731,796
Professional Services - 0.1%
ASGN, Inc. (m)	7,200	595,224
SS&C Technologies Holdings, Inc.	5,908	333,625
		928,849
Trading Companies & Distributors - 0.0%
Penhall Acquisition Co.:
Class A (b)(m)	321	41,053
Class B (b)(m)	107	13,684
		54,737
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(c)(m)	16,755	0
Class A2 (b)(c)(m)	16,755	0
Class A3 (b)(c)(m)	16,755	0
Class A4 (b)(c)(m)	16,755	0
Class A5 (b)(c)(m)	16,755	0
Class A6 (b)(c)(m)	16,755	0
Class A7 (b)(c)(m)	16,755	0
Class A8 (b)(c)(m)	16,755	0
Class A9 (b)(c)(m)	16,755	0
		0
TOTAL INDUSTRIALS		2,349,744
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.0%
Arista Networks, Inc. (m)	2,800	470,008
Electronic Equipment & Components - 0.1%
CDW Corp.	3,800	740,582
IT Services - 0.0%
GTT Communications, Inc. (b)	4,921	60,776
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. (m)	5,800	568,458
ASML Holding NV (depository receipt)	900	612,639
Lam Research Corp.	800	424,096
Marvell Technology, Inc.	14,000	606,200
Microchip Technology, Inc.	11,800	988,604
NVIDIA Corp.	3,300	916,641
NXP Semiconductors NV	3,700	689,958
onsemi (m)	17,765	1,462,415
		6,269,011
Software - 0.2%
Adobe, Inc. (m)	2,000	770,740
Microsoft Corp.	6,000	1,729,800
Palo Alto Networks, Inc. (m)	2,000	399,480
Synopsys, Inc. (m)	1,100	424,875
		3,324,895
TOTAL INFORMATION TECHNOLOGY		10,865,272
MATERIALS - 0.3%
Chemicals - 0.1%
CF Industries Holdings, Inc.	6,700	485,683
Olin Corp.	5,100	283,050
The Chemours Co. LLC	22,445	672,003
		1,440,736
Containers & Packaging - 0.1%
Berry Global Group, Inc.	6,507	383,262
Graphic Packaging Holding Co.	34,200	871,758
WestRock Co.	11,400	347,358
		1,602,378
Metals & Mining - 0.1%
Algoma Steel Group, Inc.	32,940	266,155
Algoma Steel SCA (b)(m)	10,220	0
Elah Holdings, Inc. (m)	14	840
First Quantum Minerals Ltd.	21,800	501,166
Freeport-McMoRan, Inc.	8,800	360,008
		1,128,169
TOTAL MATERIALS		4,171,283
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. (m)	56,566	914,672
Portland General Electric Co.	140	6,845
		921,517
Independent Power and Renewable Electricity Producers - 0.0%
PureWest Energy (b)(m)	901	8,785
PureWest Energy rights (b)(m)	543	0
		8,785
TOTAL UTILITIES		930,302
TOTAL COMMON STOCKS (Cost $35,046,397)		42,605,655

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies (b)(m)	187	174,050
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(c)(m)	8,042,141	80
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $460,804)		174,130

Bank Loan Obligations - 1.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche B, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (f)(g)(n)	409,203	289,769
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (f)(g)(n)	470,450	466,922
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.625% 5/1/28 (f)(g)(n)	260,220	246,449
GTT Communications BV 1LN, term loan:
CME Term SOFR 1 Month Index + 7.000% 11.907% 1/3/28 (f)(g)(n)	237,536	190,504
CME TERM SOFR 3 MONTH INDEX + 9.000% 13.9983% 6/3/28 (f)(g)(n)	186,626	95,800
Zayo Group Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 3/9/27 (f)(g)(n)	409,763	331,769
		1,621,213
Media - 0.1%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (f)(g)(n)	356,478	333,642
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 9/19/26 (f)(g)(n)	122,255	121,827
Univision Communications, Inc.:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 6/10/29 (f)(g)(n)	34,738	34,390
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/31/29 (f)(g)(n)	351,450	344,203
		834,062
TOTAL COMMUNICATION SERVICES		2,455,275
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.0%
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 12/17/28 (f)(g)(n)	103,688	86,930
Diversified Consumer Services - 0.1%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 13.4091% 8/22/25 (f)(g)(n)	305,000	292,291
Sotheby's Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.3297% 1/15/27 (f)(g)(n)	586,766	582,365
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (f)(g)(n)	831,515	695,205
		1,569,861
Hotels, Restaurants & Leisure - 0.1%
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 1/15/30 (f)(g)(n)	170,000	170,071
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (f)(g)(n)	771,739	758,496
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9603% 4/14/29 (f)(g)(n)	109,175	108,174
		1,036,741
Leisure Products - 0.0%
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2595% 3/9/30 (f)(g)(n)	150,000	148,899
Specialty Retail - 0.2%
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (f)(g)(n)	1,231,863	1,156,990
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (f)(g)(n)	265,275	242,878
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.1062% 6/30/27 (f)(g)(n)	51,048	41,434
Wand NewCo 3, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 2/5/26 (f)(g)(n)	948,368	928,869
		2,370,171
TOTAL CONSUMER DISCRETIONARY		5,212,602
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Bengal Debt Merger Sub LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.2483% 1/24/29 (f)(g)(n)	104,213	91,388
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(e)(f)(n)	61,482	0
Oil, Gas & Consumable Fuels - 0.0%
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(e)(g)(n)	283,417	0
term loan 3 month U.S. LIBOR + 0.000% 0% (b)(e)(g)(n)	122,000	0
		0
TOTAL ENERGY		0
FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4215% 2/27/28 (f)(g)(n)	529,200	523,580
Insurance - 0.1%
Acrisure LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 2/15/27 (f)(g)(n)	64,188	62,723
Alliant Holdings Intermediate LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2793% 11/12/27 (f)(g)(n)	633,355	625,197
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (f)(g)(n)	44,888	44,703
		732,623
TOTAL FINANCIALS		1,256,203
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (f)(g)(n)	964,344	918,538
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 11/15/28 (f)(g)(n)	326,700	322,535
		1,241,073
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (f)(g)(n)	1,353,744	1,265,751
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (f)(g)(n)(o)	166,304	155,495
		1,421,246
TOTAL HEALTH CARE		2,662,319
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/8/26 (f)(g)(n)	135,112	131,759
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/4/26 (f)(g)(n)	72,641	70,838
		202,597
Airlines - 0.0%
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (f)(g)(n)	422,875	421,158
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (f)(g)(n)	194,750	201,543
		622,701
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (f)(g)(n)	1,120,050	886,004
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3733% 2/25/29 (f)(g)(n)	1,037,163	928,447
		1,814,451
Commercial Services & Supplies - 0.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (f)(g)(n)	50,000	46,000
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (f)(g)(n)	248,125	243,989
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (f)(g)(n)	564,815	557,472
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (f)(g)(n)(o)	185,185	182,778
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (f)(g)(n)	137,550	130,673
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (f)(g)(n)	790,000	709,025
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.375% 12/10/26 (f)(g)(n)	336,401	334,719
		2,204,656
Construction & Engineering - 0.1%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(f)(n)	1,047,130	994,774
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 6/4/28 (f)(g)(n)	300,425	289,535
		1,284,309
Machinery - 0.0%
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5934% 12/8/29 (f)(g)(n)	85,000	84,681
TOTAL INDUSTRIALS		6,213,395
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.557% 3/31/28 (f)(g)(n)	98,253	95,238
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 2/16/28 (f)(g)(n)	60,938	58,678
Camelot Finance SA Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (f)(g)(n)	49,486	49,341
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (f)(g)(n)	530,775	518,833
		626,852
Software - 0.3%
Boxer Parent Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/2/25 (f)(g)(n)	1,600,706	1,578,200
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (f)(g)(n)	315,200	286,744
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 8/31/28 (f)(g)(n)	306,125	298,726
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 4/22/28 (f)(g)(n)	305,350	295,664
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (f)(g)(n)	1,248,519	1,214,771
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (f)(g)(n)	650,000	621,075
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.6997% 2/28/27 (f)(g)(n)	121,250	119,835
		4,415,015
TOTAL INFORMATION TECHNOLOGY		5,137,105
MATERIALS - 0.2%
Chemicals - 0.1%
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (f)(g)(n)	28,152	28,160
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (f)(g)(n)	907,725	858,181
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (f)(g)(n)	167,875	158,664
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/22/28 (f)(g)(n)	128,375	127,091
		1,172,096
Containers & Packaging - 0.1%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (f)(g)(n)	1,164,966	1,136,133
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (f)(g)(n)	78,400	71,867
		1,208,000
TOTAL MATERIALS		2,380,096
UTILITIES - 0.1%
Electric Utilities - 0.1%
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (f)(g)(n)	1,633,800	1,626,660
TOTAL BANK LOAN OBLIGATIONS (Cost $28,299,152)		27,035,043

Fixed-Income Funds - 5.9%
	Shares	Value ($)
Fidelity Floating Rate Central Fund (p) (Cost $85,054,124)	850,976	81,931,985

Preferred Securities - 4.7%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(h)		800,000	675,088
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 4.375% (Reg. S) (f)(h)	EUR	2,200,000	1,992,227
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (h)		885,000	880,575
Grupo Bimbo S.A.B. de CV 5.95% (d)(f)(h)		495,000	492,463
			1,373,038
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 8.8916% (f)(g)(h)		4,050,000	3,602,052
6.625% (f)(h)		1,515,000	1,128,407
7.125% (f)(h)		1,660,000	1,396,060
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (e)(f)(h)		550,000	338,250
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 12.2963% (e)(f)(g)(h)		148,000	110,630
			6,575,399
FINANCIALS - 3.7%
Banks - 3.4%
Banco Do Brasil SA 6.25% (d)(f)(h)		560,000	510,160
Banco Mercantil del Norte SA:
6.75% (d)(f)(h)		590,000	559,320
7.625% (d)(f)(h)		480,000	424,800
Bank of America Corp.:
5.2% (f)(h)		5,217,000	5,057,229
5.875% (f)(h)		5,125,000	4,611,219
6.25% (f)(h)		2,910,000	2,840,888
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		340,000	291,465
5.35% 11/12/29 (d)(f)		180,000	168,728
Citigroup, Inc.:
4.7% (f)(h)		3,805,000	3,329,375
5% (f)(h)		3,245,000	3,034,075
6.3% (f)(h)		270,000	256,500
8.8704% (f)(g)(h)		2,675,000	2,654,938
9.0936% (f)(g)(h)		1,455,000	1,445,906
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(h)		625,000	607,734
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(h)		200,000	194,663
Huntington Bancshares, Inc. 5.7% (f)(h)		650,000	557,050
JPMorgan Chase & Co.:
4% (f)(h)		4,805,000	4,269,731
4.6% (f)(h)		1,225,000	1,139,250
5% (f)(h)		1,660,000	1,593,766
6% (f)(h)		6,524,000	6,385,365
6.125% (f)(h)		850,000	827,475
6.75% (f)(h)		400,000	401,392
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(h)		455,000	410,154
NBK Tier 1 Ltd. 3.625% (d)(f)(h)		230,000	195,256
Tinkoff Credit Systems 6% (b)(d)(e)(f)(h)		275,000	110,000
Wells Fargo & Co.:
5.875% (f)(h)		2,600,000	2,554,500
5.9% (f)(h)		3,065,000	2,905,773
			47,336,712
Capital Markets - 0.3%
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 2.870% 7.7333% (f)(g)(h)		2,951,000	2,862,175
4.4% (f)(h)		420,000	360,583
4.95% (f)(h)		710,000	650,177
			3,872,935
Diversified Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (d)(h)		1,976	81
TOTAL FINANCIALS			51,209,728
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(h)		600,000	596,625
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Network i2i Ltd.:
3.975% (d)(f)(h)		315,000	275,192
5.65% (d)(f)(h)		570,000	538,757
			813,949
MATERIALS - 0.1%
Construction Materials - 0.1%
CEMEX S.A.B. de CV:
5.125% (d)(f)(h)		845,000	753,064
9.125% (d)(f)(h)		270,000	269,744
			1,022,808
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (f)(h)	EUR	564,000	615,481
TOTAL PREFERRED SECURITIES (Cost $69,857,268)			64,874,343

Money Market Funds - 4.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (q) (Cost $55,808,179)	55,805,571	55,816,732

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $1,517,710,066)	1,416,333,019
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(26,612,714)
NET ASSETS - 100.0%	1,389,720,305

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(250,000)	(212,269)
2% 4/1/53	(250,000)	(212,269)
2% 4/1/53	(50,000)	(42,454)
2% 4/1/53	(250,000)	(212,269)
2% 4/1/53	(3,750,000)	(3,184,041)

TOTAL GINNIE MAE		(3,863,302)

Uniform Mortgage Backed Securities
2% 4/1/53	(600,000)	(495,768)
2% 4/1/53	(600,000)	(495,768)
2% 4/1/53	(3,100,000)	(2,561,470)
2% 4/1/53	(3,100,000)	(2,561,470)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(1,300,000)	(1,165,735)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(500,000)	(448,360)
3% 4/1/53	(800,000)	(717,375)
3% 5/1/53	(500,000)	(448,731)
3% 5/1/53	(500,000)	(448,731)
3.5% 4/1/53	(250,000)	(232,187)
3.5% 4/1/53	(1,925,000)	(1,787,843)
3.5% 4/1/53	(200,000)	(185,750)
3.5% 4/1/53	(1,725,000)	(1,602,093)
3.5% 4/1/53	(250,000)	(232,187)
4% 4/1/53	(1,050,000)	(1,004,145)
4% 4/1/53	(1,000,000)	(956,328)
4% 4/1/53	(750,000)	(717,246)
4% 4/1/53	(300,000)	(286,898)
5.5% 5/1/53	(800,000)	(807,844)
5.5% 5/1/53	(1,000,000)	(1,009,804)
5.5% 5/1/53	(1,600,000)	(1,615,687)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(20,678,140)

TOTAL TBA SALE COMMITMENTS (Proceeds $24,499,146)		(24,541,442)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	84	Jun 2023	12,374,752	(104,255)	(104,255)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	275	Jun 2023	31,603,516	922,886	922,886
CBOT 2-Year U.S. Treasury Note Contracts (United States)	244	Jun 2023	50,374,563	552,334	552,334
CBOT Long Term U.S. Treasury Bond Contracts (United States)	37	Jun 2023	4,852,781	185,264	185,264

TOTAL TREASURY CONTRACTS					1,660,484

TOTAL PURCHASED					1,556,229

Sold

Bond Index Contracts
Eurex Long-Term Euro-BTP Contracts (Germany)	102	Jun 2023	12,759,902	(24,473)	(24,473)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1	Jun 2023	109,508	147	147

TOTAL SOLD					(24,326)

TOTAL FUTURES CONTRACTS					1,531,903
The notional amount of futures purchased as a percentage of Net Assets is 7.1%
The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	28,263	EUR	25,992	Brown Brothers Harriman & Co	4/03/23	74
EUR	252,633	USD	274,751	Brown Brothers Harriman & Co	4/04/23	(771)
EUR	1,051,000	USD	1,119,937	BNP Paribas S.A.	4/11/23	20,320
EUR	1,640,000	USD	1,772,800	BNP Paribas S.A.	4/11/23	6,478
EUR	422,000	USD	456,821	BNP Paribas S.A.	4/11/23	1,017
EUR	1,029,000	USD	1,093,406	Bank of America, N.A.	4/11/23	22,982
EUR	770,000	USD	829,297	Barclays Bank PLC	4/11/23	6,095
EUR	234,000	USD	248,886	Brown Brothers Harriman & Co	4/11/23	4,987
EUR	779,000	USD	832,950	Brown Brothers Harriman & Co	4/11/23	12,207
EUR	508,000	USD	553,089	Brown Brothers Harriman & Co	4/11/23	(1,947)
EUR	362,000	USD	391,020	Morgan Stanley Cap. Group, Inc	4/11/23	1,723
EUR	275,000	USD	298,129	Morgan Stanley Cap. Group, Inc	4/11/23	225
EUR	289,000	USD	307,522	Royal Bank of Canada	4/11/23	6,022
EUR	1,023,000	USD	1,083,815	Royal Bank of Canada	4/11/23	26,064
GBP	1,500,000	USD	1,824,972	BNP Paribas S.A.	4/11/23	25,697
GBP	7,709,000	USD	9,336,671	Morgan Stanley Cap. Group, Inc	4/11/23	174,538
JPY	74,324,000	USD	560,056	Brown Brothers Harriman & Co	4/11/23	360
USD	850,212	AUD	1,273,000	BNP Paribas S.A.	4/11/23	(937)
USD	3,717,769	AUD	5,496,000	Bank of America, N.A.	4/11/23	43,050
USD	8,012,835	CAD	10,868,000	Royal Bank of Canada	4/11/23	(29,424)
USD	313,368	EUR	294,000	BNP Paribas S.A.	4/11/23	(5,600)
USD	328,637	EUR	303,000	BNP Paribas S.A.	4/11/23	(95)
USD	1,215,138	EUR	1,146,000	Bank of America, N.A.	4/11/23	(28,187)
USD	1,460,465	EUR	1,346,000	Bank of America, N.A.	4/11/23	155
USD	284,254	EUR	269,000	Brown Brothers Harriman & Co	4/11/23	(7,591)
USD	1,050,891	EUR	977,000	Brown Brothers Harriman & Co	4/11/23	(9,081)
USD	384,072	EUR	363,000	Canadian Imperial Bk. of Comm.	4/11/23	(9,756)
USD	548,251	EUR	513,000	Canadian Imperial Bk. of Comm.	4/11/23	(8,316)
USD	602,094	EUR	563,000	Canadian Imperial Bk. of Comm.	4/11/23	(8,719)
USD	2,330,831	EUR	2,205,000	Canadian Imperial Bk. of Comm.	4/11/23	(61,430)
USD	2,011,591	EUR	1,892,000	Canadian Imperial Bk. of Comm.	4/11/23	(41,088)
USD	393,119	EUR	365,000	Canadian Imperial Bk. of Comm.	4/11/23	(2,879)
USD	72,461,546	EUR	68,100,000	JPMorgan Chase Bank, N.A.	4/11/23	(1,421,887)
USD	8,402,002	EUR	7,905,000	JPMorgan Chase Bank, N.A.	4/11/23	(174,335)
USD	1,711,716	EUR	1,602,000	Royal Bank of Canada	4/11/23	(26,335)
USD	1,393,128	EUR	1,297,000	Royal Bank of Canada	4/11/23	(14,020)
USD	904,519	EUR	843,000	State Street Bank and Trust Co	4/11/23	(10,074)
USD	861,882	EUR	807,000	State Street Bank and Trust Co	4/11/23	(13,653)
USD	788,911	EUR	734,000	State Street Bank and Trust Co	4/11/23	(7,424)
USD	11,050,630	GBP	9,205,000	Royal Bank of Canada	4/11/23	(306,313)
USD	544,006	JPY	73,734,000	Citibank, N. A.	4/11/23	(11,961)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(1,849,829)

Unrealized Appreciation						351,994
Unrealized Depreciation						(2,201,823)
Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
JPY	-	Japanese yen
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,095,086 or 0.2% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $429,584,596 or 30.9% of net assets.

(e)	Non-income producing - Security is in default.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,187,409.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $132,568.

(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Non-income producing
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $351,490 and $338,272, respectively.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	16,014

Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	119,924

Mesquite Energy, Inc. 15% 7/15/23	11/05/20 - 1/18/22	208,674

New Cotai LLC/New Cotai Capital Corp.	9/11/20	1,223,948

Southeastern Grocers, Inc.	6/01/18	287,174

Tricer Holdco SCA	10/16/09 - 12/30/17	286,754

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	45,666

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	45,706

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	81,299,275	97,621,450	123,103,993	778,190	-	-	55,816,732	0.1%
Fidelity Floating Rate Central Fund	107,855,301	2,100,137	29,439,048	2,100,137	(2,543,380)	3,958,975	81,931,985	4.4%
Fidelity Securities Lending Cash Central Fund 4.87%	7,087,500	18,263,854	25,351,354	4,524	-	-	-	0.0%
Total	196,242,076	117,985,441	177,894,395	2,882,851	(2,543,380)	3,958,975	137,748,717

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.U.S. Government Agency - Mortgage Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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